RETIREMENT BENEFITS - Estimated Future Benefit Payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure
Defined Benefit Plan Prescription Drug Subsidy Receipts Received Under Employer Group Waiver Plan	$ 11.6	$ 11.0
U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Prescription Drug Benefit, Reduction in Accumulated Postretirement Benefit Obligation for Subsidy	5.0	5.0
Prescription Drug Benefit, Effect of Subsidy on Net Periodic Postretirement Benefit Cost	0.2	$ 0.0
Postretirement Medical Plans with Prescription Drug Benefits [Abstract]
2016	71.0
2017	70.0
2018	68.0
2019	67.0
2020	65.0
2021-2025	303.0
Prescription Drug Subsidy Receipts, Fiscal Year Maturity [Abstract]
2016	0.0
2017	0.0
2018	0.0
2019	0.0
2020	0.0
2021-2025	2.0
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2016	71.0
2017	70.0
2018	68.0
2019	67.0
2020	65.0
2021-2025	301.0
Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2016	63.0
2017	67.0
2018	72.0
2019	77.0
2020	83.0
2021-2025	523.0
U.S. Pension Plans
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2016	903.0
2017	818.0
2018	828.0
2019	848.0
2020	876.0
2021-2025	4,523.0
Non-U.S. Pension Plans
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2016	377.0
2017	337.0
2018	359.0
2019	382.0
2020	415.0
2021-2025	$ 2,467.0